Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value of financial instruments

	December 31, 2014		December 31, 2013
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$30,877	$30,877	$9,152	$9,152
Accounts receivable	$653	$653	$817	$817
Due from related parties	$—	$—	$35,756	$35,756
Accounts payable	$1,243	$1,243	$371	$371
Due to related parties	$736	$736	$472	$472
Long-term debt	$126,000	$126,000	$341,034	$348,281

Fair value measurements on a nonrecurring basis

Fair Value Measurements at December 31, 2014 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$30,877	$30,877	$—	$—
Long-term debt	$126,000	$—	$126,000	$—

Fair Value Measurements at December 31, 2013 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$9,152	$9,152	$—	$—
Long-term debt	$348,281	$348,281	$—	$—